Pear Tree Polaris Foreign Value Small Cap Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Polaris Foreign Value Small Cap Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.58%	1.33%

Example

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Polaris Foreign Value Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	161	499	860	1,878
Institutional Shares	135	421	729	1,601

Portfolio Turnover

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund’s performance. During the most recent fiscal year, Foreign Value Small Cap Fund’s portfolio turnover rate was 4 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap foreign markets issuers. Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Foreign Value Small Cap Fund’s sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors. Second, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a “watch-list” of companies which may be used if the valuation of a company held in Foreign Value Small Cap Fund’s portfolio falls below established limits.

Foreign Value Small Cap Fund’s sub-adviser may utilize options. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors. Foreign Value Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Small Cap Fund may invest in other derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Foreign Value Small Cap Fund also may lend its securities. Foreign Value Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Foreign Value Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Foreign Value Small Cap Fund. An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Foreign Investing. Foreign Value Small Cap Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk. Foreign Value Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Foreign Value Small Cap Fund’s investments may prove to be incorrect.

Non-Diversification. Foreign Value Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Sector. Foreign Value Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Small Cap Fund’s investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar charts and tables indicate some of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund's performance over time. The tables also compare Foreign Value Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Of course, past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Shares (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of 6/30/2014 is 12.23%
Best Quarter:	Q2 2009	53.73%
Worst Quarter:	Q4 2008	(28.49)%

Average Annual Total Returns Pear Tree Polaris Foreign Value Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Ordinary Shares	24.95%	22.93%	7.33%	May 01, 2008
Ordinary Shares After Taxes on Distributions	24.63%	22.33%	6.82%
Ordinary Shares After Taxes on Distributions and Sales	14.37%	19.14%	5.94%
Institutional Shares	25.20%	23.22%	7.57%
MSCI ACWI (ex US Small Cap)	20.13%	19.13%	4.32%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.